TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES
12.	TRADE PAYABLES AND ACCRUED LIABILITIES

As at	June 30, 2026	December 31, 2025
Trade accounts payable	$1,598,605	$667,396
Accrued liabilities	2,695,844	2,729,947
Ending balance	$4,294,449	$3,397,343